Note 29 - Share-based Payments - Details of RSU Activity (Details) - Restricted stock units [member]	12 Months Ended
	Dec. 31, 2025 shares	Dec. 31, 2024 shares	Dec. 31, 2023 shares
Statement Line Items [Line Items]
Outstanding at beginning of the period	200,046	201,939	235,109
Number of other equity instruments granted in share-based payment arrangement	33,111	0	0
Forfeited during the year	0	(1,893)	(45,009)
Released during the year	(40,009)	0	0
Modified during the year (in shares)	0	0	11,839
Outstanding at end of the period	193,148	200,046	201,939